Share-based Compensation (Details) - shares		12 Months Ended
	Nov. 17, 2009	Dec. 31, 2001	Nov. 30, 2009
2000 Stock Incentive Plan
Share Based Compensation
Number of ordinary shares reserved for issuance under the plan		323,715,000
Percentage increase in number of ordinary shares available under the plan every year		3.00%
The maximum proportion of number of ordinary shares available under the share based compensation plan to the company's total outstanding ordinary shares		17.50%
2009 RSU Plan
Share Based Compensation
Number of ordinary shares reserved for issuance under the plan			323,694,050
Term of plan	10 years